Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Profit from Segments to Consolidated

	Revenues			Operating Profit (Loss)
	Years Ended December 31,			Years Ended December 31,
(In millions)	2016	2015	2014	2016	2015	2014
Reportable Segments:
North America	$1,210.3	1,224.0	1,296.9	$40.1	45.6	40.3
South America	718.7	719.3	839.9	120.4	102.1	87.8
Rest of World	979.4	1,033.6	1,213.7	109.9	100.8	116.6
Total reportable segments	2,908.4	2,976.9	3,350.5	270.4	248.5	244.7
Reconciling Items:
Corporate items:
General, administrative and other expenses	—	—	—	(59.8)	(81.0)	(110.8)
Foreign currency transaction losses	—	—	—	3.8	(8.8)	(2.6)
Reconciliation of segment policies to GAAP	—	—	—	(2.2)	4.6	(2.3)
Other items not allocated to segments:
Venezuela operations	109.4	84.5	211.8	18.5	(45.6)	(94.8)
Reorganization and Restructuring	—	—	—	(30.3)	(15.3)	(21.8)
Acquisitions and dispositions	2.8	—	—	(15.9)	(6.0)	49.4
Share-based compensation adj.	—	—	—	—	—	(2.4)
Total	$3,020.6	3,061.4	3,562.3	$184.5	96.4	59.4

Schedule of Capital Expenditures, Depreciation and Amortization by Segment

	Years Ended December 31,
(In millions)	2016	2015	2014

Capital Expenditures by Business Segment
North America	$42.0	37.1	50.8
South America	24.0	21.4	32.5
Rest of World	32.2	31.3	30.9
Total reportable segments	98.2	89.8	114.2
Corporate items	9.0	7.0	16.5
Venezuela	5.0	4.3	5.4
Total	$112.2	101.1	136.1

Depreciation and Amortization by Business Segment
Depreciation and amortization of property and equipment:
North America	$66.8	70.1	77.9
South America	19.0	19.5	23.2
Rest of World	29.8	30.9	36.1
Total reportable segments	115.6	120.5	137.2
Corporate items	10.9	11.3	9.7
Venezuela	0.7	3.9	9.5
2016 Restructuring	0.8	—	—
Depreciation and amortization of property and equipment	128.0	135.7	156.4

South America	2.2	2.5	3.2
Rest of World	1.4	1.7	2.3
Amortization of intangible assets	3.6	4.2	5.5
Total	$131.6	139.9	161.9

Reconciliation of Assets from Segment to Consolidated

	December 31,
(In millions)	2016	2015	2014

Assets held by Reportable Segment
North America	$629.4	638.4	680.2
South America	371.4	315.0	416.9
Rest of World	621.8	614.0	661.9
Total reportable segments	1,622.6	1,567.4	1,759.0
Corporate items	321.3	332.4	326.8
Venezuela	50.9	46.9	106.2
Total	$1,994.8	1,946.7	2,192.0

Schedule of Long Lived Assets By Geographic Areas

Long-Lived Assets by Geographic Area(a)
Non-U.S.:
France	$67.5	68.1	75.7
Mexico	78.1	93.2	114.4
Brazil	45.3	34.0	47.9
Canada	42.4	38.9	47.9
Other	127.2	122.7	175.5
Subtotal	360.5	356.9	461.4
U.S.	170.5	192.1	208.1
Total	$531.0	549.0	669.5

(a)	Long-lived assets include only property and equipment.

	Years Ended December 31,
(In millions)	2016	2015	2014

Revenues by Geographic Area(a)
Outside the U.S.:
France	$424.5	431.5	517.4
Mexico	296.3	333.7	388.5
Brazil	344.9	336.4	442.3
Canada	150.2	153.7	179.7
Other	1,040.9	1,069.6	1,305.8
Subtotal	2,256.8	2,324.9	2,833.7
U.S.	763.8	736.5	728.6
Total	$3,020.6	3,061.4	3,562.3

Schedule of Revenue By Geographical Areas

	Years Ended December 31,
(In millions)	2016	2015	2014

Revenues by Geographic Area(a)
Outside the U.S.:
France	$424.5	431.5	517.4
Mexico	296.3	333.7	388.5
Brazil	344.9	336.4	442.3
Canada	150.2	153.7	179.7
Other	1,040.9	1,069.6	1,305.8
Subtotal	2,256.8	2,324.9	2,833.7
U.S.	763.8	736.5	728.6
Total	$3,020.6	3,061.4	3,562.3

(a)	Revenues are recorded in the country where service is initiated or performed. No single customer represents more than 10% of total revenue.

Schedule of Net Assets Outside the U.S.

	December 31,
(In millions)	2016	2015	2014

Net assets outside the U.S.
France	$102.1	87.1	96.3
Other Rest of World countries	205.0	221.2	215.3
Mexico	86.1	86.1	88.4
Brazil	106.3	87.9	111.1
Other South American countries	127.0	115.2	182.4
Canada	57.6	50.3	53.4
Total	$684.1	647.8	746.9

Schedule Of Financial Information About Equity Affiliates Held By Segments

(In millions)	2016	2015	2014

Information about Unconsolidated Equity Affiliates held by Rest of World:
Carrying value of investments and advances at December 31	$3.5	4.9	2.7
Undistributed earnings at December 31	2.5	2.2	1.1
Share of equity earnings (loss)	(1.5)	0.5	0.5